Fair Value (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value
Assets and liabilities measured at fair value on a recurring basis

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$4,600,372	$—	$4,576,309	$24,063
States and political subdivisions	282,276	—	282,276	—
Other	49,315	29,315	20,000	—

	$4,931,963	$29,315	$4,878,585	$24,063

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Measured on a recurring basis:
Assets:
Available for sale securities
Residential mortgage-backed securities	$5,027,701	$—	$4,999,849	$27,852
States and political subdivisions	248,410	—	248,410	—
Other	28,468	28,468	—	—

	$5,304,579	$28,468	$5,248,259	$27,852

Reconciliation of activity for mortgage-backed securities on a net basis

        The following table presents a reconciliation of activity for such mortgage-backed securities on a net basis (Dollars in thousands):

Balance at December 31, 2013	$27,852
Principal paydowns	(4,154)
Total unrealized gains (losses) included in:
Other comprehensive income	1,182
Impairment realized in earnings	(817)

Balance at December 31, 2014	$24,063

Assets measured at fair value on a non-recurring basis

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2014	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net (Credit) Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$29,501	$—	$—	$29,501	$(1,557)
Other real estate owned	6,112	—	—	6,112	597

		Fair Value Measurements at Reporting Date Using
		(in thousands)
	Assets/Liabilities Measured at Fair Value Year ended December 31, 2013	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Provision During Period
Measured on a non-recurring basis:
Assets:
Impaired loans	$28,391	$—	$—	$28,391	$13,229
Other real estate owned	16,329	—	—	16,329	1,204